Investor A C Institutional And Class R Member [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell Midcap® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.07%	8.59%	8.10%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.39%	8.42%	8.00%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.79%	6.55%	5.58%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	6.21%	5.57%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	8.77%	7.93%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.40%	9.87%	8.87%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.88%	9.32%	8.30%